Goodwill - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance			$ 1,059	$ 1,054
Business Combinations			1	10
Foreign currency translation			3	(5)
Impairment loss			(922)
Goodwill, Ending Balance	141		141	1,059
Wireless Segment (Wireless) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance			921	923
Business Combinations
Foreign currency translation			1	(2)
Impairment loss	(232)	(690)	(922)
Goodwill, Ending Balance				921
Analog, MEMS and Microcontrollers Sector (AMM) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance			95	88
Business Combinations			1	10
Foreign currency translation			2	(3)
Goodwill, Ending Balance	98		98	95
Digital [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance			43	43
Business Combinations
Foreign currency translation
Goodwill, Ending Balance	$ 43		$ 43	$ 43